Document and Entity Information	Jan. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 06, 2021
Entity Registrant Name	FRONT YARD RESIDENTIAL CORPORATION
Entity Incorporation State Country Code	MD
Entity File Number	001-35657
Entity Tax Identification Number	46-0633510
Entity Address, Address Line One	5100 Tamarind Reef
Entity Address, City or Town	Christiansted
Entity Address, Country	VI
Entity Address, Postal Zip Code	00820
City Area Code	340
Local Phone Number	692-0525
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	RESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by Front Yard Residential Corporation, a Maryland corporation (“Front Yard” or the “Company”), with the Securities and Exchange Commission on January 6, 2021. Amendment No. 1 is being filed to amend only Item 5.07 to include the final voting results received from the Inspector of Election for the Company’s virtual special meeting of stockholders (the “Special Meeting”) held on January 6, 2021.
Amendment Flag	true
Entity Central Index Key	0001555039